UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4474

Name of Registrant: California Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

Item 1: Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund

Schedule of Investments
As of February 29, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.3%)
California (101.3%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Francis Parker School
Project) VRDO	0.140%	3/7/12 LOC	17,315	17,315
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Institute for Defense
Analyses) VRDO	0.140%	3/7/12 LOC	11,945	11,945
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Lakeside Village
Apartments) VRDO	0.120%	3/7/12 LOC	12,000	12,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Public Policy Institute)
VRDO	0.170%	3/7/12 LOC	12,705	12,705
Anaheim CA Housing Finance Agency Home
Mortgage Revenue VRDO	0.140%	3/7/12 LOC	5,485	5,485
1 Anaheim CA Public Financing Authority Lease
Revenue (Anaheim Public Improvements
Project) TOB VRDO	0.150%	3/7/12 LOC	47,115	47,115
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB PUT	0.280%	4/26/12	9,865	9,865
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.160%	3/7/12	17,410	17,410
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.260%	3/7/12	7,500	7,500
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.100%	3/7/12 LOC	9,880	9,880
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.110%	3/7/12 LOC	27,500	27,500
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.140%	3/7/12 LOC	1,000	1,000
Berkeley CA TRAN	2.000%	7/5/12	48,000	48,289
1 BlackRock MuniYield California Fund, Inc.
VRDP VRDO	0.280%	3/7/12 LOC	15,000	15,000
1 BlackRock MuniYield California Quality Fund,
Inc. VRDP VRDO	0.280%	3/7/12 LOC	30,000	30,000
Butte County CA TRAN	2.000%	6/29/12	5,000	5,028
California Department of Water Resources
Power Supply Revenue	5.125%	5/1/12 (Prere.)	15,000	15,273
California Department of Water Resources
Power Supply Revenue	5.250%	5/1/12 (Prere.)	1,000	1,018
California Department of Water Resources
Power Supply Revenue	5.375%	5/1/12 (Prere.)	1,000	1,019
California Department of Water Resources
Power Supply Revenue	5.375%	5/1/12 (Prere.)	5,500	5,602
California Department of Water Resources
Power Supply Revenue	5.375%	5/1/12 (Prere.)	30,000	30,551
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	6,745	6,872

	California Department of Water Resources
	Power Supply Revenue	5.500%	5/1/12 (Prere.)	5,000	5,094
1	California Department of Water Resources
	Water System Revenue (Central Valley
	Project) TOB VRDO	0.160%	3/7/12	4,100	4,100
	California Educational Facilities Authority
	Revenue (California Institute of Technology)
	VRDO	0.100%	3/7/12	55,800	55,800
	California Educational Facilities Authority
	Revenue (Stanford Hospital) CP	0.130%	7/18/12	10,000	10,000
1	California Educational Facilities Authority
	Revenue (Stanford Hospital) TOB VRDO	0.160%	3/7/12 LOC	5,800	5,800
	California Educational Facilities Authority
	Revenue (Stanford University) CP	0.080%	3/16/12	10,000	10,000
	California Educational Facilities Authority
	Revenue (Stanford University) CP	0.240%	7/17/12	40,000	40,000
	California Educational Facilities Authority
	Revenue (Stanford University) CP	0.250%	7/17/12	1,200	1,200
	California Educational Facilities Authority
	Revenue (Stanford University) CP	0.250%	8/9/12	40,000	40,000
1	California Educational Facilities Authority
	Revenue (Stanford University) TOB PUT	0.270%	11/7/12	37,235	37,235
1	California Educational Facilities Authority
	Revenue (Stanford University) TOB VRDO	0.150%	3/7/12	4,455	4,455
1	California Educational Facilities Authority
	Revenue (Stanford University) TOB VRDO	0.160%	3/7/12	7,645	7,645
1	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB PUT	0.310%	8/15/12	15,040	15,040
1	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB VRDO	0.140%	3/1/12	5,000	5,000
1	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB VRDO	0.160%	3/7/12	4,135	4,135
	California GO	5.250%	4/1/12 (Prere.)	9,835	9,876
	California Health Facilities Financing Authority
	Revenue (Catholic Healthcare West) VRDO	0.110%	3/7/12 LOC	6,725	6,725
	California Health Facilities Financing Authority
	Revenue (Children's Hospital of Orange
	County) VRDO	0.110%	3/7/12 LOC	42,900	42,900
	California Health Facilities Financing Authority
	Revenue (Children's Hospital of Orange
	County) VRDO	0.110%	3/7/12 LOC	14,500	14,500
	California Health Facilities Financing Authority
	Revenue (Children's Hospital of Orange
	County) VRDO	0.110%	3/7/12 LOC	13,950	13,950
[1,2] California Health Facilities Financing Authority
	Revenue (Kaiser Foundation Hospitals) TOB
	PUT	0.200%	5/3/12 LOC	35,000	35,000
	California Health Facilities Financing Authority
	Revenue (Memorial Health Services) VRDO	0.130%	3/7/12	54,175	54,175
	California Health Facilities Financing Authority
	Revenue (Scripps Health) VRDO	0.090%	3/7/12 LOC	12,715	12,715
	California Health Facilities Financing Authority
	Revenue (Scripps Health) VRDO	0.090%	3/7/12	5,000	5,000

California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.110%	3/7/12 LOC	3,200	3,200
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.160%	3/7/12	6,700	6,700
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.100%	3/7/12 LOC	12,000	12,000
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.100%	3/7/12 LOC	5,030	5,030
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.120%	3/7/12 LOC	24,500	24,500
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.120%	3/7/12 LOC	38,230	38,230
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.120%	3/7/12 LOC	6,895	6,895
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.130%	3/7/12 LOC	7,000	7,000
California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.150%	3/7/12 LOC	8,600	8,600
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group) VRDO	0.130%	3/7/12 LOC	35,000	35,000
California Infrastructure & Economic
Development Bank Revenue (Academy of
Sciences) VRDO	0.080%	3/1/12 LOC	8,925	8,925
California Infrastructure & Economic
Development Bank Revenue (American
National Red Cross) VRDO	0.080%	3/7/12 LOC	14,575	14,575
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.130%	3/1/12 (ETM)	39,465	39,465
California Infrastructure & Economic
Development Bank Revenue (Buck Institute
for Age Research) VRDO	0.110%	3/7/12 LOC	28,100	28,100
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.080%	3/1/12 LOC	1,000	1,000
California Infrastructure & Economic
Development Bank Revenue (Prinsco Inc.
Project) VRDO	0.380%	3/7/12 LOC	7,150	7,150
California Municipal Finance Authority Revenue
(Notre Dame High School, San Jose) VRDO	0.240%	3/7/12 LOC	5,720	5,720
California Municipal Finance Authority Revenue
(Westmont College) VRDO	0.140%	3/7/12 LOC	13,500	13,500
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.080%	3/1/12 LOC	1,700	1,700
1 California Public Works Board Lease Revenue
(University of California) TOB VRDO	0.220%	3/7/12	6,655	6,655
California RAN	2.000%	5/24/12	56,000	56,210
California School Cash Reserve Program
Authority Pool TRAN	2.000%	6/1/12	20,000	20,079
California State University CP	0.100%	4/3/12 LOC	3,000	3,000
1 California State University Revenue Systemwide
TOB VRDO	0.280%	3/7/12 (4)	20,475	20,475
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.150%	3/7/12	79,575	79,575

California Statewide Communities Development
Authority Multifamily Housing Revenue (Apple
Creek Apartments) VRDO	0.120%	3/1/12 LOC	17,140	17,140
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Canyon Springs Apartments Project) VRDO	0.190%	3/7/12 LOC	10,105	10,105
California Statewide Communities Development
Authority Multifamily Housing Revenue (Knolls
Apartments) VRDO	0.130%	3/7/12 LOC	12,715	12,715
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.140%	3/7/12 LOC	8,585	8,585
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Village Green Apartments) VRDO	0.140%	3/7/12 LOC	5,800	5,800
California Statewide Communities Development
Authority Revenue (Community Hospital of the
Monterey Peninsula) VRDO	0.110%	3/7/12 LOC	12,250	12,250
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	0.480%	6/1/12	12,500	12,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	0.480%	6/1/12	12,500	12,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.130%	3/7/12	13,400	13,400
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego) VRDO	0.140%	3/7/12 LOC	25,000	25,000
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.140%	3/7/12 LOC	2,000	2,000
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.260%	3/7/12	13,200	13,200
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.260%	3/7/12	5,500	5,500
1 California Statewide Communities Development
Authority Revenue (Trinity Health) TOB VRDO	0.160%	3/7/12	2,175	2,175
1 Central Basin Municipal Water District California
COP TOB VRDO	0.260%	3/7/12 (4)	7,500	7,500
Cerritos CA Community College District BAN	2.000%	4/30/12	7,000	7,016
1 Cerritos CA Community College District GO
TOB VRDO	0.160%	3/7/12	7,845	7,845
1 Chabot-Las Positas CA Community College
District GO TOB VRDO	0.160%	3/7/12	8,000	8,000
1 Chabot-Las Positas CA Community College
District GO TOB VRDO	0.270%	3/7/12	8,725	8,725
Chula Vista CA Multifamily Housing Revenue
(Teresina Apartments) VRDO	0.150%	3/7/12 LOC	18,970	18,970
1 Contra Costa CA Community College District
GO TOB VRDO	0.160%	3/7/12	5,110	5,110
1 Contra Costa CA Community College District
GO TOB VRDO	0.290%	3/7/12	5,200	5,200
1 Contra Costa CA Transportation Authority Sales
Tax Revenue TOB VRDO	0.160%	3/7/12	20,000	20,000
Contra Costa County CA Multifamily Housing
Revenue (Park Regency) VRDO	0.150%	3/7/12 LOC	47,200	47,200

1	Desert CA Community College District GO TOB
	VRDO	0.260%	3/7/12	11,000	11,000
2	East Bay CA Municipal Utility District Waste
	Water System Revenue PUT	0.160%	2/1/13	24,125	24,125
	East Bay CA Municipal Utility District Water
	System Revenue (Extendable) CP	0.230%	3/1/12	12,200	12,200
	East Bay CA Municipal Utility District Water
	System Revenue (Extendable) CP	0.230%	3/7/12	13,500	13,500
	East Bay CA Municipal Utility District Water
	System Revenue (Extendable) CP	0.160%	5/8/12	20,800	20,800
2	East Bay CA Municipal Utility District Water
	System Revenue PUT	0.190%	3/1/12	32,480	32,480
2	East Bay CA Municipal Utility District Water
	System Revenue PUT	0.160%	12/3/12	45,525	45,525
[2,3] East Bay CA Municipal Utility District Water
	System Revenue PUT	0.150%	3/1/13	50,000	50,000
1	Eastern California Municipal Water District
	Water & Sewer COP TOB VRDO	0.160%	3/7/12	1,590	1,590
	Eastern California Municipal Water District
	Water & Sewer Revenue	2.000%	7/1/12	7,485	7,528
	Eastern California Municipal Water District
	Water & Sewer Revenue VRDO	0.100%	3/7/12	5,600	5,600
	Escondido CA Community Development
	(Escondido Promenade Project) COP VRDO	0.160%	3/7/12 LOC	9,400	9,400
	Escondido CA Community Development
	Multifamily Revenue (Heritage Park
	Apartments) VRDO	0.140%	3/7/12 LOC	4,250	4,250
	Freemont CA Union High School District TRAN	3.000%	6/29/12	15,000	15,135
	Fremont CA COP VRDO	0.120%	3/7/12 LOC	9,305	9,305
	Fremont CA COP VRDO	0.140%	3/7/12 LOC	5,000	5,000
1	Fresno CA Unified School District Revenue TOB
	VRDO	0.160%	3/7/12 LOC	8,030	8,030
	Fresno County CA TRAN	3.000%	6/29/12	8,000	8,072
	Garden Grove CA Housing Authority Multifamily
	Housing Revenue (Valley View Senior Villas
	Project) VRDO	0.150%	3/7/12 LOC	9,100	9,100
1	Grossmont CA Healthcare District Revenue
	TOB VRDO	0.160%	3/7/12	5,000	5,000
	Irvine CA Assessment District No. 05-21
	Improvement Revenue VRDO	0.120%	3/1/12 LOC	17,110	17,110
	Irvine CA Assessment District No. 97-17
	Improvement Revenue VRDO	0.130%	3/1/12 LOC	14,504	14,504
	Irvine CA Public Facilities & Infrastructure
	Authority Assessment Revenue VRDO	0.120%	3/1/12 LOC	9,300	9,300
	Irvine CA Ranch Water District Revenue VRDO	0.080%	3/7/12 LOC	7,645	7,645
2	Irvine Ranch CA Water District PUT	0.150%	3/1/13	10,000	10,000
	Livermore CA COP VRDO	0.140%	3/7/12 LOC	13,990	13,990
	Livermore CA Redevelopment Agency Multi-
	Family Housing Revenue (Richards Manor)
	VRDO	0.140%	3/7/12 LOC	4,770	4,770
1	Long Beach CA Harbor Revenue TOB VRDO	0.320%	3/7/12	15,850	15,850
	Long Beach CA Water Revenue CP	0.140%	6/5/12	11,000	11,000
1	Los Angeles CA Community College District GO
	TOB VRDO	0.130%	3/7/12	3,500	3,500
1	Los Angeles CA Community College District GO
	TOB VRDO	0.160%	3/7/12	5,200	5,200

1 Los Angeles CA Community College District GO
TOB VRDO	0.220%	3/7/12	9,575	9,575
1 Los Angeles CA Community College District GO
TOB VRDO	0.260%	3/7/12	16,130	16,130
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Academy Village Apartments) VRDO	0.150%	3/7/12 LOC	3,300	3,300
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.130%	3/7/12 LOC	25,000	25,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.160%	3/7/12	5,000	5,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.220%	3/7/12	7,975	7,975
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.220%	3/7/12	18,880	18,880
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.150%	3/7/12 LOC	10,255	10,255
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.160%	3/7/12	7,495	7,495
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.220%	3/7/12	5,450	5,450
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.220%	3/7/12	4,360	4,360
Los Angeles CA Department of Water & Power
Revenue VRDO	0.080%	3/1/12	10,500	10,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.090%	3/7/12	30,500	30,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.100%	3/7/12	12,750	12,750
Los Angeles CA Department of Water & Power
Revenue VRDO	0.100%	3/7/12	7,675	7,675
Los Angeles CA Department of Water & Power
Revenue VRDO	0.120%	3/7/12	12,000	12,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.120%	3/7/12	32,400	32,400
Los Angeles CA Department of Water & Power
Revenue VRDO	0.120%	3/7/12	55,000	55,000
1 Los Angeles CA GO TOB VRDO	0.130%	3/1/12	15,935	15,935
Los Angeles CA Harbor Department Revenue
CP	0.180%	5/14/12	10,000	10,000
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.160%	3/7/12	2,680	2,680
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.160%	3/7/12	5,395	5,395
Los Angeles CA Multifamily Housing Revenue
(Beverly Park Apartments) VRDO	0.130%	3/7/12 LOC	15,500	15,500
Los Angeles CA Multifamily Housing Revenue
(Fountain Park Project) VRDO	0.150%	3/7/12 LOC	40,000	40,000
Los Angeles CA Multifamily Housing Revenue
(Queen Portfolio Apartments Project) VRDO	0.160%	3/7/12 LOC	6,895	6,895
Los Angeles CA Multifamily Housing Revenue
(San Regis Project) VRDO	0.180%	3/7/12 LOC	23,600	23,600
Los Angeles CA Municipal Improvement Corp.
Lease Revenue CP	0.160%	3/5/12 LOC	30,500	30,500
Los Angeles CA TRAN	2.500%	3/30/12	12,500	12,522
Los Angeles CA TRAN	2.500%	4/30/12	5,500	5,520

1	Los Angeles CA Unified School District GO TOB
	VRDO	0.150%	3/7/12	9,040	9,040
1	Los Angeles CA Unified School District GO TOB
	VRDO	0.160%	3/7/12	6,660	6,660
1	Los Angeles CA Unified School District GO TOB
	VRDO	0.160%	3/7/12	9,995	9,995
1	Los Angeles CA Wastewater System Revenue
	TOB VRDO	0.160%	3/7/12	7,500	7,500
1	Los Angeles CA Wastewater System Revenue
	TOB VRDO	0.160%	3/7/12	25,000	25,000
	Los Angeles CA Wastewater System Revenue
	VRDO	0.140%	3/7/12 LOC	2,870	2,870
[1,2] Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax Revenue
	TOB PUT	0.200%	4/2/12 LOC	20,000	20,000
1	Los Angeles County CA Sanitation Districts
	Financing Authority Capital Projects Revenue
	TOB VRDO	0.150%	3/7/12 LOC	10,485	10,485
	Los Angeles County CA TRAN	2.500%	3/30/12	35,000	35,060
1	Los Angeles County CA Unified School District
	GO TOB VRDO	0.160%	3/7/12	5,000	5,000
	Manteca CA Redevelopment Agency Tax
	Allocation Revenue VRDO	0.140%	3/1/12 LOC	19,245	19,245
2	Metropolitan Water District of Southern
	California Revenue PUT	0.180%	6/1/12	21,500	21,500
2	Metropolitan Water District of Southern
	California Revenue PUT	0.180%	6/1/12	15,000	15,000
2	Metropolitan Water District of Southern
	California Revenue PUT	0.160%	7/9/12	15,000	15,000
1	Metropolitan Water District of Southern
	California Revenue TOB VRDO	0.160%	3/7/12	5,000	5,000
1	Metropolitan Water District of Southern
	California Revenue TOB VRDO	0.160%	3/7/12	6,435	6,435
	Metropolitan Water District of Southern
	California Revenue VRDO	0.140%	3/7/12	26,900	26,900
	Mission Viejo CA Community Development
	Financing Authority Revenue (Mission Viejo
	Mall Improvement) VRDO	0.110%	3/7/12 LOC	23,900	23,900
	Modesto CA Water Revenue VRDO	0.130%	3/7/12 (4)LOC	10,620	10,620
	Newport Beach CA Revenue (Hoag Memorial
	Hospital Presbyterian) VRDO	0.110%	3/7/12 LOC	12,500	12,500
1	Nuveen California Investment Quality Municipal
	Fund VRDP VRDO	0.280%	3/7/12 LOC	18,000	18,000
1	Nuveen California Performance Plus Municipal
	Fund VRDP VRDO	0.280%	3/7/12 LOC	15,000	15,000
1	Nuveen California Quality Income Municipal
	Fund VRDP VRDO	0.280%	3/7/12 LOC	26,000	26,000
1	Nuveen Insured California Premium Income
	Municipal Fund 2 VRDP VRDO	0.280%	3/7/12 LOC	27,000	27,000
1	Oakland CA Redevelopment Agency Tax
	Allocation Revenue (Central District Project)
	TOB VRDO	0.150%	3/7/12 LOC	13,710	13,710
	Oakland CA TRAN	2.000%	3/30/12	9,000	9,012
	Oakland-Alameda County CA Coliseum
	Authority Lease Revenue (Oakland Coliseum
	Project) VRDO	0.110%	3/7/12 LOC	64,100	64,100

Orange County CA Apartment Development
Revenue VRDO	0.130%	3/7/12 LOC	9,550	9,550
Orange County CA Apartment Development
Revenue VRDO	0.130%	3/7/12 LOC	41,300	41,300
1 Orange County CA Sanitation District COP TOB
VRDO	0.180%	3/7/12	10,925	10,925
Orange County CA Sanitation District COP
VRDO	2.000%	11/9/12	71,605	72,482
Orange County CA Teeter Plan CP	0.150%	4/10/12 LOC	20,000	20,000
Orange County CA TRAN	2.000%	3/15/12	12,000	12,008
Orange County CA TRAN	2.000%	5/15/12	19,560	19,630
1 Piedmont CA Unified School District GO TOB
VRDO	0.160%	3/7/12	3,225	3,225
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project) VRDO	0.140%	3/1/12 LOC	38,255	38,255
1 Riverside CA Electric Revenue TOB VRDO	0.130%	3/1/12	7,050	7,050
Riverside County CA Industrial Development
Authority Empowerment Zone Facility
Revenue (Guy Evans Inc. Project) VRDO	0.140%	3/7/12 LOC	5,240	5,240
Riverside County CA Public Facility Project COP
VRDO	0.120%	3/7/12 LOC	9,200	9,200
Riverside County CA TRAN	2.000%	3/30/12	40,000	40,055
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.160%	3/7/12	9,670	9,670
Sacramento CA Suburban Water District COP
VRDO	0.140%	3/7/12 LOC	20,025	20,025
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.130%	3/7/12 LOC	10,200	10,200
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.130%	3/7/12 LOC	12,300	12,300
Sacramento County CA Sanitation Districts
Financing Authority Revenue VRDO	0.150%	3/7/12 LOC	5,000	5,000
1 San Bernardino CA Community College District
GO TOB VRDO	0.160%	3/7/12	7,500	7,500
1 San Bernardino CA Community College District
GO TOB VRDO	0.210%	3/7/12	42,865	42,865
San Bernardino County CA TRAN	2.000%	6/29/12	25,000	25,141
San Bernardino County CA Transportation
Authority Sales Tax RAN	3.500%	5/1/12	1,815	1,825
San Diego CA Community College District GO	1.500%	8/1/12	6,050	6,081
1 San Diego CA Community College District GO
TOB VRDO	0.130%	3/7/12	5,710	5,710
1 San Diego CA Community College District GO
TOB VRDO	0.160%	3/7/12	4,100	4,100
1 San Diego CA Community College District GO
TOB VRDO	0.160%	3/7/12	5,000	5,000
1 San Diego CA Community College District GO
TOB VRDO	0.160%	3/7/12	5,000	5,000
San Diego CA County TRAN	2.000%	6/29/12	15,000	15,085
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments
Project) VRDO	0.130%	3/7/12 LOC	9,690	9,690
San Diego CA Housing Authority Multifamily
Housing Revenue (Canyon Rim Apartments)
VRDO	0.130%	3/7/12 LOC	32,440	32,440

1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.160%	3/7/12	10,310	10,310
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.160%	3/7/12	7,495	7,495
1 San Diego CA Unified School District GO TOB
PUT	0.310%	8/15/12	26,190	26,190
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.160%	3/7/12	4,825	4,825
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.160%	3/7/12	6,840	6,840
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.160%	3/7/12	9,500	9,500
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.160%	3/7/12	10,100	10,100
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.260%	3/7/12	9,800	9,800
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.260%	3/7/12	6,500	6,500
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.260%	3/7/12	6,100	6,100
San Diego County CA Water Authority Revenue
CP	0.120%	3/5/12	5,000	5,000
San Diego County CA Water Authority Revenue
CP	0.140%	3/5/12	25,000	25,000
San Diego County CA Water Authority Revenue
CP	0.200%	3/9/12	12,500	12,500
San Diego County CA Water Authority Revenue
CP	0.150%	3/14/12	14,000	14,000
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.160%	3/7/12	13,595	13,595
1 San Francisco CA City & County (Laguna
Honda Hospital) GO TOB VRDO	0.220%	3/7/12	6,700	6,700
San Francisco CA City & County Airport
Commission International Airport Revenue
VRDO	0.110%	3/7/12 LOC	8,000	8,000
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.120%	3/7/12 LOC	47,745	47,745
San Francisco CA City & County GO	2.000%	6/15/12	7,250	7,286
San Francisco CA City & County International
Airport Revenue VRDO	0.110%	3/7/12 LOC	5,000	5,000
San Francisco CA City & County International
Airport Revenue VRDO	0.130%	3/7/12 LOC	16,000	16,000
San Francisco CA City & County
Redevelopment Agency Multifamily Housing
Revenue (Third & Mission Streets) VRDO	0.120%	3/7/12 LOC	40,000	40,000
San Francisco CA City & County Unified School
District TRAN	2.000%	6/29/12	10,000	10,056
San Jose CA Financing Authority Lease
Revenue CP	0.170%	3/8/12 LOC	27,068	27,068
1 San Jose CA Financing Authority Lease
Revenue TOB VRDO	0.160%	3/7/12 (13)	21,360	21,360
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.140%	3/7/12 LOC	16,400	16,400
San Jose CA Multifamily Housing Revenue
(Raintree Apartments) VRDO	0.180%	3/7/12 LOC	10,000	10,000

1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.160%	3/7/12	7,310	7,310
1 San Marcos CA Public Facilities Authority Tax
Allocation Revenue TOB VRDO	0.130%	3/1/12 LOC	8,485	8,485
1 San Mateo County CA Community College
District GO TOB VRDO	0.160%	3/7/12	4,315	4,315
Santa Barbara County CA TRAN	2.000%	6/29/12	11,000	11,062
Santa Clara County CA El Camino Hospital
District Facilities Authority Revenue (Valley
Medical Center Project) VRDO	0.120%	3/7/12 LOC	11,850	11,850
Santa Clara County CA El Camino Hospital
District Facilities Authority Revenue (Valley
Medical Center Project) VRDO	0.120%	3/7/12 LOC	12,600	12,600
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue VRDO	0.100%	3/7/12	6,500	6,500
Santa Cruz County CA TRAN	2.000%	3/1/12	6,000	6,000
1 Sequoia CA Unified School District GO TOB
VRDO	0.160%	3/7/12	5,860	5,860
Sequoia CA Union High School District TRAN	3.000%	7/5/12	13,000	13,123
1 Sonoma County CA Junior College District GO
TOB VRDO	0.150%	3/7/12	30,675	30,675
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue PUT	1.000%	1/10/13	5,000	5,009
South Placer CA Wastewater Authority Revenue
VRDO	0.110%	3/7/12 LOC	8,000	8,000
1 Sunnyvale CA Wastewater Revenue TOB
VRDO	0.160%	3/7/12	13,320	13,320
1 Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) TOB VRDO	0.160%	3/7/12 LOC	9,100	9,100
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.110%	3/7/12 LOC	9,100	9,100
University of California Regents CP	0.140%	3/5/12	25,000	25,000
University of California Regents CP	0.160%	5/1/12	24,000	24,000
University of California Regents CP	0.130%	6/6/12	10,000	10,000
University of California Regents Medical Center
Revenue VRDO	0.120%	3/1/12	8,600	8,600
University of California Revenue	3.000%	5/15/12	2,000	2,011
University of California Revenue	5.000%	5/15/12	1,000	1,010
1 University of California Revenue TOB VRDO	0.130%	3/1/12	8,000	8,000
1 University of California Revenue TOB VRDO	0.160%	3/7/12	3,495	3,495
1 University of California Revenue TOB VRDO	0.160%	3/7/12	6,000	6,000
1 University of California Revenue TOB VRDO	0.160%	3/7/12	3,470	3,470
1 University of California Revenue TOB VRDO	0.160%	3/7/12	1,890	1,890
1 University of California Revenue TOB VRDO	0.160%	3/7/12	15,195	15,195
1 University of California Revenue TOB VRDO	0.220%	3/7/12	7,300	7,300
1 University of California Revenue TOB VRDO	0.220%	3/7/12	6,655	6,655
1 University of California Revenue TOB VRDO	0.220%	3/7/12	12,010	12,010
1 University of California Revenue TOB VRDO	0.260%	3/7/12	5,000	5,000
Ventura County CA Community College District
GO	5.000%	8/1/12 (Prere.)	8,835	9,100
Ventura County CA TRAN	2.250%	6/29/12	35,315	35,544
Westlands CA Water District COP VRDO	0.110%	3/7/12 LOC	25,700	25,700
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.080%	3/7/12 LOC	9,200	9,200

Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO 0.090%	3/7/12 LOC	4,900	4,900
			4,110,581
Total Tax-Exempt Municipal Bonds (Cost $4,110,581)			4,110,581
Total Investments (101.3%) (Cost $4,110,581)			4,110,581
Other Assets and Liabilities-Net (-1.3%)			(52,837)
Net Assets (100%)			4,057,744

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $1,144,745,000, representing 28.2% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2012.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.

California Tax-Exempt Money Market Fund

(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 29, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
California (99.9%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.160%	3/1/12 LOC	2,875	2,875
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jewish Home San
Francisco) VRDO	0.090%	3/1/12 LOC	1,400	1,400
ABAG Finance Authority for Nonprofit Corps.
California Revenue (School of the Mechanical
Arts-Lick-Wilmerding High School)	5.250%	10/1/26	1,000	1,016
ABAG Finance Authority for Nonprofit Corps.
California Revenue (School of the Mechanical
Arts-Lick-Wilmerding High School)	5.300%	10/1/32	3,180	3,209
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/21	500	549
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/23	650	748
Alameda CA Corridor Transportation Authority
Revenue	5.125%	10/1/17 (14)	5,000	5,016
Alameda CA Corridor Transportation Authority
Revenue	5.125%	10/1/18 (14)	2,000	2,006
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	30,375	10,195
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	2,148
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	2,170
Anaheim CA Public Financing Authority
Revenue (Distribution System)	5.000%	10/1/21 (14)	3,390	3,587
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	4,750	5,155
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/34	1,500	1,644
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/34	5,000	5,434
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/39	15,050	16,099
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/42	5,000	5,394
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/44	10,000	11,277
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.140%	3/7/12 LOC	6,300	6,300
Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	9,000	4,637
California County CA Tobacco Securitization
Agency Revenue	5.450%	6/1/28	7,500	6,008
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	13,000	13,261
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	3,500	4,306

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	8,000	9,843
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	9,500	11,852
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	10,000	12,476
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	6,153
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	30,000	34,962
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/25	8,810	10,358
1 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/31	1,395	1,666
1 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/35	4,000	4,640
California Economic Recovery Bonds GO	5.000%	7/1/18	15,850	19,440
California Economic Recovery Bonds GO	5.000%	7/1/19	6,000	7,438
California Economic Recovery Bonds GO	5.000%	7/1/20	19,855	24,288
California Economic Recovery Bonds GO	5.250%	7/1/21	16,985	20,859
California Economic Recovery Bonds GO	5.000%	7/1/22	5,000	5,774
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	10/1/39	7,730	8,546
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	11/1/39	3,000	3,362
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/19	1,615	1,833
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	5.750%	6/1/25	2,000	2,001
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/34	3,155	1,103
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/35	3,155	1,027
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/36	3,155	971
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/37	3,155	920
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/39	2,805	732
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/40	1,580	390
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	5,330	7,090
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/36	1,250	1,483
California Educational Facilities Authority
Revenue (University of Southern California)	4.750%	10/1/37	1,650	1,779
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/38	5,445	6,023
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	3,420	3,902
2 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.140%	3/1/12	3,005	3,005

California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,000	2,121
California GO	6.250%	9/1/12 (3)	2,940	3,006
California GO	7.000%	11/1/13 (14)	65	66
California GO	5.000%	10/1/14	1,900	2,114
California GO	5.250%	10/1/14 (14)	1,955	1,962
California GO	5.000%	11/1/14	22,840	25,494
California GO	5.000%	11/1/15	1,520	1,746
California GO	5.000%	10/1/18	9,000	10,984
California GO	5.000%	3/1/19	1,250	1,513
California GO	6.000%	4/1/19	1,690	2,164
California GO	6.000%	8/1/19 (3)	210	214
California GO	5.000%	10/1/19	10,070	12,282
California GO	5.000%	4/1/20	1,460	1,732
California GO	5.000%	11/1/22	1,000	1,162
California GO	5.250%	9/1/23	10,100	12,197
California GO	5.000%	3/1/25	7,000	8,024
California GO	5.125%	2/1/26	15,325	16,178
California GO	5.000%	6/1/26 (14)	20,000	22,213
California GO	5.250%	10/1/27	5,000	5,831
California GO	5.100%	11/1/27	1,475	1,683
California GO	5.000%	9/1/28	10,650	11,560
California GO	5.000%	9/1/29	6,000	6,733
California GO	5.000%	10/1/29	1,400	1,541
California GO	5.250%	10/1/29	4,700	5,257
California GO	5.250%	3/1/30	10,000	11,205
California GO	4.500%	8/1/30	5,000	5,190
California GO	5.250%	9/1/30	6,000	6,838
California GO	5.750%	4/1/31	15,875	18,500
California GO	5.000%	6/1/32	25,000	26,513
California GO	5.000%	9/1/32	1,045	1,151
California GO	6.000%	3/1/33	7,000	8,380
California GO	5.125%	4/1/33	8,500	9,184
California GO	6.500%	4/1/33	33,000	40,586
California GO	5.000%	6/1/34	7,000	7,322
California GO	6.000%	11/1/35	10,000	11,750
California GO	5.250%	3/1/38	13,565	14,711
California GO	6.000%	4/1/38	21,190	24,547
California GO	5.250%	8/1/38	10,000	10,896
California GO	5.500%	11/1/39	3,690	4,101
California GO	6.000%	11/1/39	2,700	3,151
California GO	5.500%	3/1/40	11,500	12,746
California GO	5.250%	11/1/40	11,000	11,982
California GO	5.000%	10/1/41	10,000	10,675
California GO VRDO	0.080%	3/1/12 LOC	12,025	12,025
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/33	2,500	2,517
California Health Facilities Financing Authority
Revenue (Casa Colina)	6.125%	4/1/32	10,000	10,012
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,701
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	5,000	5,723
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	9,571
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,312

California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/39	7,000	7,292
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.500%	11/1/38	3,000	3,519
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.250%	11/1/41	4,025	4,375
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.110%	3/7/12 LOC	2,400	2,400
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/33	2,000	2,380
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	7,182
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/33	3,520	3,848
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	6,000	6,519
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.110%	3/7/12 LOC	1,000	1,000
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,744
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/22	5,000	5,838
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,735
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	11/15/46	20,500	21,480
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	6,500	8,695
2 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.130%	3/1/12 (ETM)	1,600	1,600
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.080%	3/1/12 LOC	3,400	3,400
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/31 (14)	4,135	4,195
California Infrastructure & Economic
Development Bank Revenue (YMCA of
Metropolitan Los Angeles Project)	5.250%	2/1/26 (2)	4,750	4,803
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.500%	2/1/39	11,000	11,144
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20	2,420	2,716
California Public Works Board Lease Revenue
(Community Colleges)	5.000%	3/1/27 (14)	2,970	3,130
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/15 (2)	3,900	4,316
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/17	6,000	6,718

California Public Works Board Lease Revenue
(Department of Corrections)	6.500%	9/1/17 (2)	22,280	24,942
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/17 (14)	13,835	14,996
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/19 (14)	15,230	16,136
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/25	6,000	7,055
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	8,250	9,506
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	3/1/27 (14)	8,950	9,431
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/27 (14)	9,045	10,180
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/30	17,000	18,692
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	5,000	6,016
California RAN	2.000%	5/24/12	12,500	12,550
California State University Revenue Systemwide	5.250%	11/1/19 (4)	5,000	5,463
California State University Revenue Systemwide	5.250%	11/1/20 (4)	4,745	5,178
California State University Revenue Systemwide	5.000%	11/1/21 (2)	17,215	19,184
California State University Revenue Systemwide	5.000%	11/1/24	2,000	2,385
California State University Revenue Systemwide	5.750%	11/1/27	4,500	5,269
California State University Revenue Systemwide	5.250%	11/1/34	5,000	5,547
California State University Revenue Systemwide	5.000%	11/1/35 (14)	5,000	5,207
California State University Revenue Systemwide	5.000%	11/1/37	10,000	10,929
California State University Revenue Systemwide	5.250%	11/1/38	3,280	3,617
California Statewide Communities Development
Authority Health Facility Revenue (Adventist
Health System/West)	5.000%	3/1/35	8,000	8,114
California Statewide Communities Development
Authority Health Facility Revenue (Henry
Mayo Newhall Memorial Hospital)	5.000%	10/1/18	5,260	5,269
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	10/1/23	8,500	8,943
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,000	7,315
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/30	5,000	5,009
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/34	5,390	5,669
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.500%	11/1/32	16,250	16,432
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	4.750%	4/1/33	4,185	4,268
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	3/1/41	4,925	5,093
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	10,250	10,624
California Statewide Communities Development
Authority Revenue (Los Angeles Orthopaedic
Hospital Foundation & Orthopaedic Hospital)	5.750%	6/1/30 (2)	6,680	6,685

California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	9,000	9,526
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.140%	3/7/12 LOC	3,200	3,200
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,856
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.500%	8/15/34	10,885	11,121
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	11/15/38	4,250	4,462
2 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.260%	3/7/12	6,273	6,273
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	7,500	8,088
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	4.875%	11/15/36	7,230	6,409
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,332
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/38	13,000	13,097
Clovis CA Unified School District GO	0.000%	8/1/13 (14)	4,935	4,905
Clovis CA Unified School District GO	0.000%	8/1/15 (14)	2,770	2,664
Clovis CA Unified School District GO	0.000%	8/1/16 (14)	2,865	2,639
2 Desert CA Community College District GO TOB
VRDO	0.260%	3/7/12	2,300	2,300
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32 (14)	15,765	18,105
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/36	10,000	11,413
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,375
East Bay CA Regional Park District Revenue	5.000%	9/1/27	4,070	4,772
Eastern California Municipal Water District
Water & Sewer Revenue	6.750%	7/1/12 (14)	2,340	2,381
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	2,759
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/29 (2)	9,450	9,598
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/32 (2)	5,000	5,083
Fontana CA Unified School District GO	5.250%	8/1/31 (4)	6,115	6,379
Foothill-De Anza CA Community College District
GO	0.000%	8/1/17 (14)	3,000	2,693
Foothill-De Anza CA Community College District
GO	0.000%	8/1/22 (14)	3,850	2,706
Foothill-De Anza CA Community College District
GO	0.000%	8/1/23 (14)	3,590	2,374
Foothill-De Anza CA Community College District
GO	0.000%	8/1/25 (14)	2,390	1,416
Foothill-De Anza CA Community College District
GO	5.000%	8/1/40	10,000	11,076
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.875%	1/15/26	10,000	10,083

Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/1/29 (ETM)	7,460	4,518
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/15/33	10,000	2,764
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/15/34	10,000	2,571
Fresno CA Airport Revenue	5.500%	7/1/30 (4)	1,500	1,502
Fresno County CA TRAN	3.000%	6/29/12	20,000	20,195
Gavilan CA Joint Community College District
GO	5.500%	8/1/28 (2)	3,405	3,684
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	4,000	4,261
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	29,730	31,550
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	4,030	3,367
Golden State Tobacco Securitization Corp.
California	5.125%	6/1/47	12,785	8,806
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	8,500	6,496
Grossmont CA Healthcare District GO	6.125%	7/15/40	2,500	2,962
2 Grossmont CA Healthcare District Revenue
TOB VRDO	0.160%	3/7/12	5,200	5,200
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	1,550	1,655
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	1,735	1,853
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	2,370	2,531
Irvine CA Ranch Water District Revenue VRDO	0.090%	3/1/12 LOC	1,300	1,300
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/30 (2)	5,500	5,680
Kern CA High School District GO	6.400%	8/1/14 (ETM)	1,490	1,710
Kern CA High School District GO	6.400%	8/1/15 (ETM)	1,645	1,979
Kern CA High School District GO	6.400%	8/1/16 (ETM)	1,815	2,290
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,224
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	1,570	1,605
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	1,775	1,814
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	2,000	2,044
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	1,890	1,932
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/20	6,155	6,273
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/21	2,500	2,532
Long Beach CA Finance Authority Lease
Revenue (Aquarium of the South Pacific)	5.500%	11/1/13 (2)	3,680	3,694
Long Beach CA Finance Authority Lease
Revenue (Aquarium of the South Pacific)	5.500%	11/1/18 (2)	4,675	4,688
Long Beach CA Finance Authority Lease
Revenue (Temple & Willow Facility)	5.500%	10/1/18 (14)	5,030	5,049
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	2,500	2,737
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	7,729
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,015	3,926
Long Beach CA Harbor Revenue	5.000%	5/15/17 (14)	3,655	3,990
Los Angeles CA Community College District GO	5.500%	8/1/25	3,980	4,761
Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	5,000	5,458
Los Angeles CA Community College District GO	5.000%	8/1/32 (14)	7,340	8,073
Los Angeles CA Community College District GO	6.000%	8/1/33	5,160	6,160
Los Angeles CA Community College District GO	5.250%	8/1/39	5,000	5,731

Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/17 (14)	6,800	6,869
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	2,000	2,389
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,850
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,692
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	16,517
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,568
2 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.160%	3/7/12	7,440	7,440
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	4,070	4,667
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29 (2)	10,000	11,110
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30 (2)	16,000	17,709
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	5,000	5,492
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/32	7,000	8,040
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34 (14)	5,995	6,405
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/34	3,000	3,416
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36 (14)	2,000	2,027
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	5,606
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/38	1,890	2,155
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/39	2,000	2,284
2 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.130%	3/1/12	19,100	19,100
Los Angeles CA Department of Water & Power
Revenue VRDO	0.050%	3/1/12	2,800	2,800
Los Angeles CA Department of Water & Power
Revenue VRDO	0.080%	3/1/12	2,100	2,100
Los Angeles CA Department of Water & Power
Revenue VRDO	0.100%	3/7/12	3,100	3,100
Los Angeles CA Department of Water & Power
Revenue VRDO	0.150%	3/7/12	17,700	17,700
Los Angeles CA GO	5.000%	9/1/31	5,785	6,622
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	10,000	10,634
Los Angeles CA Unified School District GO	5.000%	7/1/19	3,950	4,890
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	6,655	7,624
Los Angeles CA Unified School District GO	5.000%	7/1/21	3,500	4,172
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	9,745	11,052
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	7,500	8,506
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	7,434
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,871
Los Angeles CA Unified School District GO	5.250%	7/1/28	7,000	8,182
Los Angeles CA Unified School District GO	5.000%	7/1/30 (3)	7,500	8,198

Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	8,000	8,742
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,526
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	11,364
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	5,000	6,214
2 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
TOB VRDO	0.130%	3/1/12	7,085	7,085
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	4,000	4,406
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	4,000	4,365
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25 (14)	1,265	1,368
Los Angeles County CA Public Works Financing
Authority Revenue	5.500%	10/1/18 (4)	1,890	2,161
Los Angeles County CA Sanitation Districts
Financing Authority Capital Projects Revenue	4.500%	10/1/42 (2)	2,500	2,508
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/14 (ETM)	1,000	910
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,395
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	9,055
M-S-R California Energy Authority Revenue	6.500%	11/1/39	7,000	8,625
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.125%	7/1/13 (2)	3,485	3,592
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	12,255	15,269
Manteca CA Redevelopment Agency Tax
Allocation Revenue VRDO	0.140%	3/1/12 LOC	3,500	3,500
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,410	4,008
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/26	4,000	4,922
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	4,235	4,838
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	3,000	3,452
1 Metropolitan Water District of Southern
California Revenue	5.000%	10/1/33	7,535	8,896
1 Metropolitan Water District of Southern
California Revenue	5.000%	10/1/35	2,855	3,319
Modesto CA High School District GO	0.000%	8/1/15 (14)	5,000	4,783
Modesto CA High School District GO	0.000%	8/1/17 (14)	3,000	2,628
Modesto CA High School District GO	0.000%	8/1/18 (14)	3,225	2,707
Modesto CA Irrigation District COP	5.500%	7/1/35	1,000	1,074
Modesto CA Irrigation District COP	5.000%	10/1/36 (2)	4,795	4,929
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	9,750	12,249
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/16 (4)	1,010	1,029
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/17 (4)	1,060	1,078
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/18 (4)	1,115	1,132
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/19 (4)	1,120	1,136

Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/20 (4)	1,180	1,196
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,010	3,371
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,170	3,550
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,335	3,734
New Haven CA Unified School District GO	12.000%	8/1/16 (4)	2,480	3,653
New Haven CA Unified School District GO	12.000%	8/1/17 (4)	1,500	2,360
Newark CA Unified School District GO	0.000%	8/1/13 (4)	2,050	2,034
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/40	3,500	4,170
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	1,270
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	301
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	570
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	269
North Orange County CA Community College
District GO	5.375%	8/1/12 (Prere.)	5,080	5,242
Northern California Gas Authority No. 1
Revenue	0.839%	7/1/13	14,000	13,747
Northern California Gas Authority No. 1
Revenue	0.989%	7/1/17	17,000	15,333
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	10,000	11,560
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,810	2,513
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/27	2,255	2,621
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28 (14)	11,140	11,155
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/32	1,155	1,297
Oakland CA GO	5.000%	1/15/31	3,550	3,908
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	2/1/14 (2)	1,980	2,057
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	3,942
Ohlone CA Community College District GO	5.250%	8/1/41	5,000	5,637
Orange County CA Water District Revenue	5.000%	8/15/41	6,855	7,520
Palmdale CA COP	5.250%	9/1/19 (14)	1,310	1,357
Palmdale CA COP	5.250%	9/1/20 (14)	1,450	1,500
Palmdale CA COP	5.250%	9/1/21 (14)	1,605	1,658
Palmdale CA COP	5.250%	9/1/22 (14)	1,765	1,821
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.700%	9/2/18	890	908
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.700%	9/2/19	895	913
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.750%	9/2/20	890	908
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.250%	9/2/22	200	212
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/26	1,000	1,091
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.750%	9/2/26	4,460	4,551
Palomar Pomerado Health System California
Revenue	5.375%	11/1/13 (14)	6,730	6,742

Palomar Pomerado Health System California
Revenue COP	6.000%	11/1/41	3,000	3,077
Palomar Pomerado Health System California
Revenue GO	4.500%	8/1/32 (14)	12,500	12,722
Peralta CA Community College District Revenue	5.000%	8/1/39	4,000	4,332
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.700%	8/1/13 (Prere.)	7,000	7,684
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/19 (2)	1,150	854
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,575	1,701
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	3,755	2,240
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	496
Pomona CA Unified School District GO	5.600%	8/1/14 (ETM)	1,585	1,788
Pomona CA Unified School District GO	5.600%	8/1/15 (ETM)	2,000	2,351
Pomona CA Unified School District GO	5.600%	8/1/16 (ETM)	1,000	1,223
Pomona CA Unified School District GO	7.500%	8/1/17 (ETM)	2,540	3,457
Port of Oakland CA Revenue	5.000%	11/1/16 (14)	8,160	9,316
Port of Oakland CA Revenue	5.000%	11/1/17 (14)	5,000	5,742
Poway CA Unified School District GO	5.000%	8/1/27	5,575	6,610
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/47	15,900	14,938
Rancho Mirage CA Redevelopment Agency Tax
Allocation Revenue	5.125%	4/1/21 (14)	2,650	2,656
Rancho Mirage CA Redevelopment Agency Tax
Allocation Revenue	5.250%	4/1/26 (14)	2,905	2,909
Rancho Mirage CA Redevelopment Agency Tax
Allocation Revenue	5.250%	4/1/33 (14)	3,000	3,002
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	7,450
Riverside CA Unified School District Community
Facilities District No. 7 (Victoria Grove)
Special Tax Revenue	5.000%	9/1/31 (2)	4,000	4,097
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/13 (14)	5,000	4,876
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/14 (14)	2,000	1,901
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/15 (14)	2,000	1,846
Roseville CA Electric System Revenue	5.000%	2/1/37	4,500	4,847
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,440	1,515
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	2,518
Sacramento CA Financing Authority Lease
Revenue	5.375%	11/1/14 (2)	5,255	5,526

Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	6,785	7,866
Sacramento CA Municipal Utility District
Revenue	5.900%	7/1/20 (2)	15,850	20,023
Sacramento CA Municipal Utility District
Revenue VRDO	0.130%	3/7/12 LOC	5,000	5,000
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.080%	3/7/12	6,900	6,900
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.170%	3/7/12	17,800	17,800
Sacramento County CA Airport Revenue	5.250%	7/1/12 (Prere.)	2,305	2,345
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/26 (14)	5,000	5,657
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30 (14)	5,650	6,360
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	15,830	17,121
San Diego CA Community College District GO	5.250%	8/1/33	2,500	2,888
San Diego CA Community College District GO	0.000%	8/1/36	8,000	2,300
San Diego CA Community College District GO	5.000%	8/1/36	2,500	2,809
San Diego CA Community College District GO	0.000%	8/1/38	3,510	903
San Diego CA Community College District GO	5.000%	8/1/41	3,000	3,364
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/34	6,000	6,794
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/39	7,000	7,855
2 San Diego CA Public Facilities Financing
Authority Sewer Revenue TOB VRDO	0.220%	3/7/12	8,280	8,280
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/35	2,500	2,951
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/39	5,000	5,754
San Diego CA Unified School District GO	0.000%	7/1/15 (14)	2,770	2,669
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	10,000	12,486
San Diego CA Unified School District GO	5.500%	7/1/24 (4)	4,015	5,048
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	9,000	11,300
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,168
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,500
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	4,000	4,534
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,200	3,574
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	2,715	2,928
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	3,000	3,213
San Diego County CA Water Authority Revenue	5.000%	5/1/31	4,700	5,416
San Diego County CA Water Authority Revenue
COP	5.000%	5/1/26 (4)	7,275	8,268
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/35	10,000	11,233
San Francisco CA City & County GO	5.000%	6/15/23	6,000	7,439
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (Prere.)	4,305	4,339
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (Prere.)	4,770	4,807
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (Prere.)	5,020	5,059

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	6,300	7,581
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/19	7,500	9,097
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20	5,315	6,420
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	5,220	6,121
1 San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,065	2,378
San Francisco CA City & County International
Airport Revenue VRDO	0.110%	3/7/12 LOC	10,000	10,000
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	8,430	9,913
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,100	1,275
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,205	1,397
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,275	1,453
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,605	2,918
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.750%	11/1/36 (4)	4,500	4,749
2 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.160%	3/7/12	11,500	11,500
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.500%	8/1/39	2,000	2,209
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	8/1/41	1,000	1,127
San Francisco CA City & County Unified School
District GO	5.250%	6/15/24	4,000	4,746
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	2,632
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	2,455
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/30 (14)	7,000	1,990
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/31 (14)	11,950	3,167
San Jose CA Airport Revenue	5.000%	3/1/33 (2)	4,000	4,172
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/30	850	881
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/35	2,750	2,811
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.500%	5/1/42	5,000	5,616
San Juan CA Unified School District GO	0.000%	8/1/13 (4)	2,220	2,205
San Juan CA Unified School District GO	0.000%	8/1/14 (4)	2,610	2,550
San Juan CA Unified School District GO	0.000%	8/1/16 (4)	2,000	1,822
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,474
San Juan CA Unified School District GO	0.000%	8/1/19 (4)	2,210	1,739
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	3,749
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	2,913

San Marcos CA Unified School District GO	5.000%	8/1/34	5,620	6,206
San Mateo County CA Community College
District GO	5.000%	9/1/31	5,000	5,572
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	6.500%	7/1/13 (14)	6,375	6,676
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	3,976
San Ramon Valley CA Unified School District
GO	0.000%	7/1/13 (14)	3,680	3,662
San Ramon Valley CA Unified School District
GO	0.000%	7/1/14 (14)	8,290	8,156
San Ramon Valley CA Unified School District
GO	0.000%	7/1/15 (14)	2,005	1,932
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/16 (14)	5,345	6,096
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (14)	2,000	2,309
Santa Clara CA Electric Revenue	5.000%	7/1/21 (14)	2,000	2,104
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,535
Santa Clara CA Unified School District GO	5.000%	7/1/34	4,000	4,418
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.250%	5/15/36	5,000	5,490
Santa Rosa CA Wastewater Revenue	6.000%	7/2/15 (2)	4,935	5,291
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	3,930	4,257
Solano County CA COP	5.250%	11/1/12 (Prere.)	3,785	3,914
Solano County CA COP	5.250%	11/1/12 (Prere.)	3,770	3,899
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/35 (14)	8,610	8,516
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,745
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/30	5,000	5,671
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,865	2,034
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	5,400	5,582
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,808
2 Sweetwater CA Unified School District GO TOB
VRDO	0.180%	3/7/12 (13)	700	700
Tobacco Securitization Authority Revenue
(Northern California Tobacco Settlement)	5.375%	6/1/38	4,500	3,261
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	5.000%	6/1/37	2,155	1,637
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/40	3,000	3,069
Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,161
Turlock CA Irrigation District Revenue	5.000%	1/1/35	3,000	3,198
Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,445	3,881
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	4,585	5,024

Union CA Elementary School District GO	0.000%	9/1/15 (14)	3,860	3,706
Union CA Elementary School District GO	0.000%	9/1/16 (14)	1,500	1,378
Union CA Elementary School District GO	0.000%	9/1/17 (14)	2,295	2,029
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,375
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,409
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	1,743
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,457
University of California Regents Medical Center
Revenue VRDO	0.080%	3/1/12	2,400	2,400
University of California Regents Medical Center
Revenue VRDO	0.120%	3/1/12	5,775	5,775
University of California Revenue	5.750%	5/15/25	7,000	8,630
University of California Revenue	4.750%	5/15/33	9,425	10,109
University of California Revenue	5.000%	5/15/33 (2)	20,790	21,646
University of California Revenue	5.000%	5/15/34	3,220	3,527
University of California Revenue	5.000%	5/15/34	5,205	5,885
University of California Revenue	5.000%	5/15/35	3,640	4,088
University of California Revenue	5.250%	5/15/39	7,000	7,831
University of California Revenue	5.000%	5/15/40	2,395	2,591
University of California Revenue	5.000%	5/15/41	5,000	5,540
2 University of California Revenue TOB VRDO	0.130%	3/1/12	3,100	3,100
2 University of California Revenue TOB VRDO	0.260%	3/7/12	7,330	7,330
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	3,892	4,052
Ventura County CA Community College District
GO	5.500%	8/1/33	8,500	9,879
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	2,120
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	5,000	5,275
Walnut Valley CA Unified School District GO	6.000%	8/1/14 (ETM)	2,205	2,509
Walnut Valley CA Unified School District GO	6.000%	8/1/15 (ETM)	2,470	2,922
Walnut Valley CA Unified School District GO	6.000%	8/1/16 (ETM)	2,690	3,306
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	3,000	3,062
Washington Township CA Health Care District
Revenue	5.000%	7/1/37	3,500	3,547
West Contra Costa CA Unified School District
GO	5.250%	8/1/35 (4)	7,000	7,756
Yuba City CA Unified School District GO	0.000%	9/1/15 (14)	1,870	1,747
Yuba City CA Unified School District GO	0.000%	9/1/17 (14)	2,060	1,744
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	1,707
				2,852,546
Puerto Rico (0.3%)
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/19 (11)	2,250	2,526
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/20 (11)	1,300	1,453
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/20 (11)	2,255	2,522
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	75	83
2 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.220%	3/7/12 LOC	1,510	1,510
				8,094
Total Tax-Exempt Municipal Bonds (Cost $2,655,815)				2,860,640
Total Investments (100.2%) (Cost $2,655,815)				2,860,640
Other Assets and Liabilities-Net (-0.2%)				(6,965)
Net Assets (100%)				2,853,675

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2012.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $84,423,000, representing 3.0% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund's investments were valued based on Level 2 inputs.

C. At February 29, 2012, the cost of investment securities for tax purposes was $2,662,201,000. Net unrealized appreciation of investment securities for tax purposes was $198,439,000, consisting of unrealized gains of $209,545,000 on securities that had risen in value since their purchase and $11,106,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of February 29, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
California (99.8%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.160%	3/1/12 LOC	14,145	14,145
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	2,970
ABAG Finance Authority for Nonprofit Corps.
California Revenue (San Francisco Friends)
VRDO	0.220%	3/7/12 LOC	2,800	2,800
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare) 5.000%		8/1/24	960	1,098
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare) 5.000%		8/1/26	1,000	1,127
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare) 5.000%		8/1/28	400	445
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare) 6.000%		8/1/30	1,120	1,357
Alameda CA Corridor Transportation Authority
Revenue	5.125%	10/1/14 (14)	10,150	10,188
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (2)	4,305	3,751
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	12,250	8,074
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,000	10,788
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	8,000	2,685
Alameda County CA (Medical Center Project)
COP	5.250%	6/1/12 (ETM)	1,595	1,613
Alameda County CA (Medical Center Project)
COP	5.250%	6/1/13 (ETM)	1,785	1,867
Alameda County CA (Medical Center Project)
COP	5.375%	6/1/14 (ETM)	1,880	1,983
Alameda County CA (Medical Center Project)
COP	5.375%	6/1/15 (ETM)	3,960	4,176
Alameda County CA COP	5.375%	12/1/12 (14)	11,000	11,157
Alameda County CA COP	5.375%	12/1/13 (14)	13,930	14,124
Alameda County CA COP	5.375%	12/1/14 (14)	4,790	4,851
Alameda County CA COP	5.375%	12/1/15 (14)	1,500	1,519
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,731
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/21 (14)	4,425	5,070
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/22 (14)	4,660	5,289
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/24 (14)	5,175	5,780
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/25 (14)	5,450	6,050

Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/30	5,585	6,496
Anaheim CA Union High School District GO	5.375%	8/1/12 (Prere.)	1,250	1,278
Antioch CA Public Financing Authority
Reassessment Revenue	5.000%	9/2/13 (2)	4,445	4,454
Bakersfield CA Wastewater Revenue	5.000%	9/15/24 (4)	7,600	8,519
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	50,000	50,753
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (10)	5,000	5,247
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	5,665	6,740
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23	11,625	13,436
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	3,000	3,431
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/26	10,000	11,424
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/29	11,280	12,882
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	3,000	3,436
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.140%	3/7/12 LOC	7,800	7,800
Burbank CA Public Financing Authority Revenue
(Golden State Redevelopment Project)	5.250%	12/1/12 (2)	3,540	3,627
Burbank CA Public Financing Authority Revenue
(Golden State Redevelopment Project)	5.250%	12/1/13 (2)	4,615	4,842
Cabrillo CA Community College District
Revenue	0.000%	8/1/13 (14)	2,590	2,572
Cabrillo CA Community College District
Revenue	0.000%	8/1/14 (14)	2,655	2,593
1 Cabrillo CA Community College District
Revenue TOB VRDO	0.160%	3/7/12	5,305	5,305
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	13,765	12,807
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	12,225	12,460
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	6,110	6,228
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	13,970	14,251
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	12,500	12,751
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	15,000	17,115
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,891
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	17,000	20,029
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	25,000	30,277
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	14,600	17,682
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	5,475	6,736

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	17,950	22,085
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	2,525	3,107
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,590	24,281
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,506
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	22,890	28,557
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	3,660	4,566
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	18,000	22,456
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	50,000	58,871
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	23,548
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	6,153
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,500	8,166
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	14,675	17,102
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	10,825	13,147
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/12 (ETM)	90	93
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	5,000	5,925
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	8,565	10,101
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26 (14)	3,535	3,908
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	8,800	10,411
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/27	3,900	4,763
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	3,350	4,048
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/28	4,505	5,470
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	3,530	4,242
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/29	4,640	5,605

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/30	2,720	3,246
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/30	1,850	2,220
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/31	3,910	4,636
California Economic Recovery Bonds GO	5.250%	7/1/13	20,000	21,294
California Economic Recovery Bonds GO	5.250%	7/1/14 (ETM)	3,385	3,778
California Economic Recovery Bonds GO	5.250%	7/1/14	11,615	12,908
California Economic Recovery Bonds GO	5.000%	7/1/18	27,770	34,059
California Economic Recovery Bonds GO	5.000%	7/1/19	32,330	40,076
California Economic Recovery Bonds GO	5.000%	7/1/20	43,810	53,592
California Economic Recovery Bonds GO	5.250%	7/1/21	45,385	55,736
California Economic Recovery Bonds GO	5.000%	7/1/22	16,280	18,799
California Educational Facilities Authority
Revenue (Chapman University) VRDO	0.210%	3/1/12 LOC	8,410	8,410
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/14	360	384
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/15	380	414
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/16	400	443
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	10,000	13,301
California GO	5.000%	3/1/13	20,640	21,604
California GO	5.000%	10/1/14	2,000	2,226
California GO	5.000%	11/1/14	1,390	1,551
California GO	5.000%	3/1/15	1,000	1,125
California GO	5.375%	4/1/15	125	125
California GO	5.000%	12/1/15	1,470	1,605
California GO	5.000%	4/1/17	11,000	13,080
California GO	5.250%	2/1/18 (14)	8,000	9,735
California GO	6.000%	2/1/18 (2)	6,240	7,875
California GO	5.000%	3/1/18	1,850	2,229
California GO	5.500%	4/1/18	20,000	24,728
California GO	5.000%	8/1/18	1,895	2,212
California GO	5.000%	10/1/18	20,000	24,408
California GO	5.000%	10/1/18	14,095	17,202
California GO	5.500%	4/1/19	11,245	14,002
California GO	5.000%	5/1/19	10,000	11,252
California GO	5.000%	8/1/19	30,000	34,026
California GO	5.000%	10/1/19 (14)	14,800	16,821
California GO	5.000%	10/1/19	21,000	25,613
California GO	5.250%	2/1/20	7,500	9,197
California GO	5.000%	3/1/20	55,285	61,406
California GO	5.000%	8/1/20	14,890	17,157
California GO	5.000%	9/1/20	5,000	6,078
California GO	5.000%	3/1/21	2,250	2,671
California GO	5.500%	4/1/21	2,000	2,435
California GO	5.000%	6/1/22	12,000	13,334
California GO	5.000%	9/1/23	12,120	13,625
California GO	5.000%	10/1/23	12,500	14,075
California GO	5.000%	12/1/23	7,500	8,663
California GO	5.000%	3/1/24	3,000	3,466

California GO	5.000%	8/1/24	10,100	11,338
California GO	5.000%	8/1/24 (4)	31,275	34,698
California GO	5.000%	10/1/24	13,440	14,971
California GO	5.000%	11/1/24	6,000	6,831
California GO	5.000%	11/1/24	5,000	5,820
California GO	5.000%	12/1/24	2,000	2,280
California GO	5.125%	3/1/25	2,000	2,289
California GO	5.000%	8/1/25	10,000	11,123
California GO	5.000%	11/1/25	1,500	1,732
California GO	5.000%	12/1/25	21,015	23,704
California GO	5.000%	3/1/26	5,000	5,432
California GO	5.000%	3/1/26	5,000	5,693
California GO	5.000%	4/1/26	27,480	30,982
California GO	5.000%	11/1/26	7,500	8,574
California GO	5.000%	4/1/27	24,285	27,181
California GO	5.750%	4/1/27	31,455	37,201
California GO	4.500%	8/1/27	6,000	6,297
California GO	5.250%	10/1/27	5,000	5,832
California GO	5.000%	3/1/28	10,855	11,494
California GO	5.750%	4/1/28	30,000	35,253
California GO	5.000%	6/1/28	10,005	10,762
California GO	5.250%	9/1/28	6,000	6,937
California GO	5.000%	9/1/29	6,000	6,733
California GO	5.250%	3/1/30	20,000	22,410
California GO	4.500%	8/1/30	11,000	11,417
California GO	5.000%	9/1/30	10,000	11,161
California GO	5.000%	3/1/31	5,535	5,815
California GO	5.750%	4/1/31	30,000	34,961
California GO	6.000%	3/1/33	12,000	14,366
California GO	5.125%	4/1/33	6,550	7,077
California GO	6.500%	4/1/33	20,000	24,597
1 California GO TOB VRDO	0.130%	3/1/12 LOC	17,900	17,900
California GO VRDO	0.080%	3/1/12 LOC	4,100	4,100
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/16	2,170	2,240
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/19	1,025	1,050
California Health Facilities Financing Authority
Revenue (California-Nevada Methodist
Homes)	5.000%	7/1/26	1,740	1,816
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19	1,000	1,160
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,750	5,440
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,810	4,328
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,000	9,215
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,000	5,586
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	22,600
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/29	4,250	5,007
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12	8,000	8,123

California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	9,000	9,710
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	39,000	42,826
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,424
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,262
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	5,146
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19	1,000	1,208
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,100	2,540
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,000	2,398
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.250%	11/1/29	5,000	5,877
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/31	2,000	2,157
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.110%	3/7/12 LOC	5,200	5,200
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/14 (2)	2,280	2,418
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/15 (2)	2,245	2,374
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/16 (2)	2,515	2,652
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/17 (2)	2,630	2,769
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/24	3,000	3,653
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/28	4,000	4,743
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/26	6,000	6,849
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	2,115	2,236
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/17	2,515	3,001
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,632
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	750	884
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	850	985
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,350
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,113

California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.110%	3/7/12 LOC	3,800	3,800
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	11,381
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,000	16,448
1 California Health Facilities Financing Authority
Revenue (St. Joseph Health System) TOB
VRDO	0.260%	3/7/12	15,000	15,000
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/14	2,715	2,898
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/15	3,000	3,190
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/16	6,275	6,659
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,692
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,275	1,571
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,090	1,325
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,750	5,651
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	4,500	5,141
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	5,919
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.160%	3/7/12	17,660	17,660
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.130%	3/1/12 (ETM)	49,930	49,930
California Infrastructure & Economic
Development Bank Revenue (Buck Institute
for Age Research) VRDO	0.110%	3/7/12 LOC	3,700	3,700
California Infrastructure & Economic
Development Bank Revenue (Clean Water
State Revolving Fund)	5.000%	10/1/14	2,500	2,570
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust)	4.000%	10/1/15	1,400	1,576
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	2.250%	4/2/12	2,500	2,505
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.660%	4/1/14	5,000	5,000
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) VRDO	0.120%	3/1/12	4,000	4,000
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.080%	3/1/12 LOC	1,900	1,900
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/18 (14)	1,785	1,889

California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/19 (14)	1,040	1,090
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21 (14)	1,145	1,182
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	0.140%	3/7/12 LOC	4,900	4,900
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	0.140%	3/7/12 LOC	4,280	4,280
California Infrastructure & Economic
Development Bank Revenue (State Revolving
Fund)	5.000%	10/1/29	7,000	7,457
California Infrastructure & Economic
Development Bank Revenue (Workers'
Compensation Relief)	5.250%	10/1/13 (2)	18,000	19,297
California Infrastructure & Economic
Development Bank Revenue (Workers'
Compensation Relief)	5.250%	10/1/14 (2)	25,815	27,728
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/29	16,600	17,028
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/16	1,000	1,101
California Municipal Finance Authority Revenue
(University of La Verne)	4.750%	6/1/18	2,325	2,542
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/19	2,375	2,632
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	13,550	14,130
California Pollution Control Financing Authority
Revenue (San Diego Gas & Electric Co.)	5.900%	6/1/14 (14)	17,135	19,063
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/20	3,895	4,145
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/12 (14)	10,625	10,985
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/16	3,785	4,361
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/18 (2)	27,790	30,477
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/21	3,975	4,264
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	6/1/21	10,000	10,376
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	6/1/22	10,000	10,344
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	6,819
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/27	5,000	5,825
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/15	1,500	1,627
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/17	8,000	8,619

California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/18	5,000	5,387
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	7,673
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,404
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,388
California Public Works Board Lease Revenue
(Regents of The University of California)	5.500%	6/1/14	7,505	7,897
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/18 (14)	10,310	12,365
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (14)	7,670	9,305
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/25	5,765	6,345
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/26 (14)	9,010	10,191
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.300%	10/1/15 (2)	6,655	6,678
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.375%	10/1/16 (14)	4,750	4,765
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/13	2,000	2,145
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/14	4,745	5,255
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/16	6,395	7,381
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,667
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/20	5,000	5,771
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	5,400	6,628
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/22	2,645	3,208
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/31	5,000	5,606
California RAN	2.000%	5/24/12	22,500	22,591
California State University Revenue Systemwide	5.375%	5/1/13 (Prere.)	5,390	5,708
California State University Revenue Systemwide	5.000%	11/1/20	5,000	6,134
California State University Revenue Systemwide	5.000%	11/1/22 (2)	18,440	20,550
California State University Revenue Systemwide	5.000%	11/1/24	8,690	9,807
California State University Revenue Systemwide	5.000%	11/1/24	2,915	3,476
California State University Revenue Systemwide	5.000%	11/1/25	11,820	13,265
California State University Revenue Systemwide	5.000%	11/1/26	12,530	13,952
California State University Revenue Systemwide	5.000%	11/1/27	5,000	5,540
California State University Revenue Systemwide	5.000%	11/1/27	5,740	6,662
1 California State University Revenue Systemwide
TOB VRDO	0.160%	3/7/12 (12)	5,000	5,000
California Statewide Communities Development
Authority Health Facility Revenue (Adventist
Health System/West)	5.000%	3/1/25	14,975	15,490
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	10/1/13	6,920	7,307

California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	10/1/14	5,335	5,621
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	10/1/15	7,780	8,185
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	10/1/23	10,000	10,521
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	4.250%	11/1/16 (3)	15,000	16,761
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	4.250%	11/1/16 (3)	25,000	27,935
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	10,000	11,196
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/13	1,250	1,301
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.000%	7/1/22	5,155	5,264
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/25	1,995	2,030
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	6,190	6,806
California Statewide Communities Development
Authority Revenue (Institute for Defense
Analyses) VRDO	0.160%	3/7/12 (2)LOC	3,365	3,365
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	3,200	3,430
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/22	8,000	8,659
California Statewide Communities Development
Authority Revenue (Los Angeles Orthopaedic
Hospital Foundation & Orthopaedic Hospital)	5.125%	6/1/13 (2)	1,530	1,533
California Statewide Communities Development
Authority Revenue (Los Angeles Orthopaedic
Hospital Foundation & Orthopaedic Hospital)	5.250%	6/1/14 (2)	1,610	1,614
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	28,000	29,638
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/20 (14)	2,440	2,645
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/23 (14)	5,285	5,837
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.140%	3/7/12 LOC	7,100	7,100
California Statewide Communities Development
Authority Revenue (Sherman Oaks Project)	5.500%	8/1/15 (2)	4,685	5,179

California Statewide Communities Development
Authority Revenue (St. Joseph Health
System)	4.500%	7/1/18 (4)	12,045	13,036
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,569
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.260%	3/7/12	4,038	4,039
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.000%	11/15/29	2,000	2,255
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.500%	5/15/26	5,000	5,374
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.125%	5/15/31	7,000	7,316
Central CA Unified School District GO	5.500%	8/1/29 (12)	3,000	3,443
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/17	1,000	1,163
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/19	765	902
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.250%	7/1/20	1,025	1,227
1 Chabot-Las Positas CA Community College
District GO TOB VRDO	0.160%	3/7/12	3,000	3,000
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	3,119
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,295	1,392
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,460	1,569
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,645	1,768
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22 (14)	15,300	16,607
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,401
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,443
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,149
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	642
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	769
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	837
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	752
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	609
Culver City CA Redevelopment Agency Tax
Allocation Revenue	5.375%	11/1/16 (4)	3,260	3,272
1 Desert CA Community College District GO TOB
VRDO	0.260%	3/7/12	3,700	3,700
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	2,005	2,360
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	16,020	18,704
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	5,153
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/26	5,245	5,886
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/27	6,220	6,948

Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/28	1,000	1,112
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.100%	3/7/12	2,200	2,200
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.120%	3/7/12	2,465	2,465
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,472
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23 (2)	2,875	2,968
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24 (2)	3,475	3,574
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/26 (2)	4,480	4,587
Fontana CA Unified School District GO	5.250%	8/1/26 (4)	4,350	4,936
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.250%	1/15/13 (14)	5,000	5,001
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.375%	1/15/15 (14)	5,000	5,000
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/1/27 (ETM)	10,000	6,619
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/1/28 (ETM)	7,655	4,852
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	949
Fresno County CA TRAN	3.000%	6/29/12	20,000	20,195
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13 (Prere.)	1,930	2,044
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	7,530	8,021
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	5,000	5,326
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	66,395	70,459
Golden State Tobacco Securitization Corp.
California	7.800%	6/1/13 (Prere.)	25,170	27,493
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	52,685	44,018
Golden State Tobacco Securitization Corp.
California	0.000%	6/1/37	20,000	13,945
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	1,516
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	3,022
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	8,302
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	10,332
Huntington Beach CA Union High School District
GO	5.000%	8/1/27 (4)	3,530	3,813
Inland Empire Tobacco Securitization Authority
California Revenue	4.625%	6/1/21	8,495	7,162
Intermodal Container Transfer Facility Joint
Power Authority California Revenue (Union
Pacific Railroad Co.)	5.125%	11/1/12 (2)	2,540	2,619
Intermodal Container Transfer Facility Joint
Power Authority California Revenue (Union
Pacific Railroad Co.)	5.125%	11/1/13 (2)	1,870	2,004
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue	4.600%	9/2/15 (2)	2,515	2,546

Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue	4.700%	9/2/16 (2)	2,605	2,635
Irvine CA Ranch Water District Revenue VRDO	0.090%	3/1/12 LOC	10,300	10,300
Irvine CA Ranch Water District Revenue VRDO	0.160%	3/1/12 LOC	4,100	4,100
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25 (2)	8,645	9,074
Kings River Conservation District California COP	5.000%	5/1/12	2,715	2,734
Kings River Conservation District California COP	5.000%	5/1/13	2,315	2,420
Kings River Conservation District California COP	5.000%	5/1/14	3,500	3,766
Kings River Conservation District California COP	5.000%	5/1/15 (ETM)	2,590	2,963
Kings River Conservation District California COP	5.000%	5/1/15	1,755	1,935
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/18	8,665	8,933
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	6,380	2,791
Long Beach CA Finance Authority Lease
Revenue	6.000%	11/1/17 (2)	3,235	3,496
Long Beach CA Finance Authority Lease
Revenue (Aquarium of the South Pacific)	5.500%	11/1/14 (2)	3,435	3,447
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,000	3,273
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.747%	11/15/25	16,845	12,902
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.767%	11/15/26	10,025	7,572
Los Angeles CA Community College District GO	5.000%	8/1/21 (4)	10,000	11,409
Los Angeles CA Community College District GO	5.000%	8/1/24	6,500	7,561
Los Angeles CA Community College District GO	5.000%	8/1/25	5,000	5,770
Los Angeles CA Community College District GO	5.500%	8/1/25	5,000	5,982
Los Angeles CA Community College District GO	5.000%	8/1/27	4,250	4,855
Los Angeles CA Community College District GO	5.000%	8/1/27	6,960	8,000
Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	5,000	5,458
Los Angeles CA COP	5.000%	4/1/14 (2)	1,435	1,440
Los Angeles CA COP	5.000%	4/1/15 (2)	1,560	1,566
Los Angeles CA COP	5.000%	4/1/16 (2)	1,725	1,732
Los Angeles CA COP	5.000%	4/1/18 (2)	1,950	1,957
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/13 (14)	10,500	11,072
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	4,000	4,506
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/25	3,000	3,402
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	4,000	4,640
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	11,634
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	4,924
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	11,563
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	2,049
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	10,000	12,295
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,335	1,558
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23 (4)	20,605	23,341

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	2,770	3,204
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,350	2,678
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,000	2,293
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	5,000	5,702
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	1,655	1,890
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	2,000	2,272
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,670	1,888
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	1,940	2,131
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.130%	3/1/12	3,400	3,400
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.130%	3/1/12	3,300	3,300
Los Angeles CA Department of Water & Power
Revenue VRDO	0.050%	3/1/12	3,300	3,300
Los Angeles CA Department of Water & Power
Revenue VRDO	0.080%	3/1/12	20,100	20,100
Los Angeles CA Department of Water & Power
Revenue VRDO	0.100%	3/7/12	7,900	7,900
Los Angeles CA Department of Water & Power
Revenue VRDO	0.150%	3/7/12	15,500	15,500
Los Angeles CA GO	5.000%	9/1/19 (14)	4,055	4,480
Los Angeles CA GO	5.000%	9/1/28	5,850	6,827
Los Angeles CA GO	5.000%	9/1/29	5,850	6,785
Los Angeles CA GO	5.000%	9/1/30	5,850	6,738
Los Angeles CA Harbor Department Revenue	5.000%	8/1/23	2,250	2,746
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,572
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	8/1/28 (14)	8,980	9,263
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/21 (14)	10,830	11,809
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/22 (14)	6,500	7,036
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/23 (14)	14,700	15,850
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	3,900	4,147
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	3,000	3,190
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	5,000	5,317
Los Angeles CA Unified School District GO	5.000%	7/1/13 (4)	4,650	4,941
Los Angeles CA Unified School District GO	6.000%	7/1/13 (3)	3,745	4,025
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,000	5,534
Los Angeles CA Unified School District GO	5.000%	7/1/14 (ETM)	5,000	5,551
Los Angeles CA Unified School District GO	6.000%	7/1/14 (3)	1,440	1,623
Los Angeles CA Unified School District GO	5.000%	7/1/15	6,350	7,247
Los Angeles CA Unified School District GO	5.000%	7/1/16 (3)	2,000	2,347
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	3,515	4,242
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	2,800	3,452
Los Angeles CA Unified School District GO	5.000%	7/1/18	8,360	10,256
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	4,000	4,608
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	5,000	6,021

Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,498
Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,744
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	10,000	11,456
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	5,000	5,728
Los Angeles CA Unified School District GO	5.000%	7/1/20 (2)	14,135	16,193
Los Angeles CA Unified School District GO	5.000%	7/1/21 (2)	15,940	18,211
Los Angeles CA Unified School District GO	5.000%	7/1/22 (2)	16,760	19,087
Los Angeles CA Unified School District GO	4.500%	7/1/23 (4)	30,825	34,253
Los Angeles CA Unified School District GO	5.000%	7/1/23 (2)	6,000	7,023
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	12,975	15,188
Los Angeles CA Unified School District GO	5.000%	7/1/24 (4)	17,210	20,041
Los Angeles CA Unified School District GO	5.000%	7/1/25 (2)	10,235	11,607
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,879
Los Angeles CA Unified School District GO	4.500%	7/1/26 (2)	10,000	10,895
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	6,560
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,831
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	7,725	8,278
Los Angeles CA Unified School District GO	5.000%	7/1/28 (2)	7,845	8,640
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,000	5,844
Los Angeles CA Unified School District GO	5.000%	7/1/30 (2)	6,485	7,089
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26 (14)	20,000	20,988
Los Angeles CA Wastewater System Revenue
VRDO	0.120%	3/7/12 LOC	15,325	15,325
Los Angeles CA Wastewater System Revenue
VRDO	0.170%	3/7/12 LOC	28,600	28,600
Los Angeles County CA Capital Asset Leasing
Corp. Revenue	6.000%	12/1/13 (2)	2,760	2,918
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	4.000%	7/1/13	3,910	4,111
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/17 (4)	10,000	10,639
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,938
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	10,000	12,534
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	10,000	12,428
1 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
TOB VRDO	0.130%	3/1/12	3,200	3,200
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/14 (14)	24,180	26,504
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/15 (14)	8,940	10,019
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/19 (14)	4,860	5,437
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/20 (14)	5,000	5,593
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21 (14)	6,460	7,202
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22 (14)	6,790	7,569
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	2,175	2,396
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	3,095	3,377

Los Angeles County CA Public Works Financing
Authority Revenue (Regional Park & Open
Space District)	5.250%	10/1/17 (4)	1,000	1,236
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/13 (ETM)	2,010	1,920
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	9,055
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/23	500	560
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/25	2,630	2,889
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/28	1,500	1,607
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/26	6,000	7,383
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/31	1,150	1,293
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,930	3,372
3 Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	13,245
3 Metropolitan Water District of Southern
California Revenue	5.000%	10/1/32	9,965	11,851
Modesto CA Irrigation District COP	5.000%	7/1/13 (Prere.)	3,165	3,368
Modesto CA Irrigation District COP	5.000%	10/1/21 (2)	2,030	2,214
Modesto CA Irrigation District COP	5.000%	10/1/22 (2)	2,515	2,722
Modesto CA Irrigation District COP	5.000%	10/1/23 (2)	2,645	2,856
Modesto CA Irrigation District COP	5.000%	7/1/27	3,855	4,159
Modesto CA Irrigation District Financing
Authority Revenue (Domestic Water Project)	5.125%	9/1/15 (2)	4,365	4,382
New Haven CA Unified School District GO	12.000%	8/1/12 (ETM)	600	630
New Haven CA Unified School District GO	12.000%	8/1/15 (4)	2,905	3,985
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/30	5,150	6,263
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) PUT	5.000%	2/7/13	5,000	5,211
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.110%	3/7/12 LOC	8,000	8,000
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,000	1,836
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	1,305
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	618
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	5,389
Northern California Gas Authority No. 1
Revenue	0.839%	7/1/13	19,770	19,413
Northern California Gas Authority No. 1
Revenue	0.989%	7/1/17	23,385	21,092
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,174
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/16	1,745	2,038
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/17	3,290	3,928
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/19	1,500	1,822
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	4,162
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,941

Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,952
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,758
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,427
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,818
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,802
Oakland CA GO	5.000%	1/15/31	3,000	3,302
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,448
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,695	4,022
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,873
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,534
Oakland CA Joint Powers Financing Authority
Lease Revenue (Convention Center)	5.500%	10/1/12 (2)	3,000	3,053
Oakland CA Joint Powers Financing Authority
Lease Revenue (Convention Center)	5.500%	10/1/13 (2)	1,500	1,567
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	9/1/13 (14)	3,990	4,127
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	9/1/15 (14)	3,790	3,952
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	9/1/16 (14)	6,210	6,476
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/20 (2)	12,870	13,102
Oakland CA Unified School District GO	5.000%	8/1/19 (4)	13,425	14,793
Ohlone CA Community College District GO	5.000%	8/1/31	1,770	2,013
Orange County CA Airport Revenue	5.000%	7/1/17 (4)	1,725	1,817
Orange County CA Development Agency Tax
Allocation Revenue	5.250%	9/1/14 (14)	1,415	1,431
Orange County CA Development Agency Tax
Allocation Revenue	5.250%	9/1/15 (14)	1,485	1,502
Orange County CA Development Agency Tax
Allocation Revenue	5.375%	9/1/16 (14)	1,570	1,589
Orange County CA Water District COP	5.000%	8/15/29	6,925	7,944
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,172
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,746
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,734
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,719
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/19	1,000	1,074
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/20	250	266
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/21	400	422
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/27	1,000	1,084
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	10,297
Palomar Pomerado Health System California
Revenue	5.375%	11/1/12 (14)	7,080	7,093

Palomar Pomerado Health System California
Revenue COP	6.625%	11/1/29	5,000	5,439
Pasadena CA Electric Revenue	5.000%	6/1/12 (Prere.)	2,320	2,349
Pasadena CA Electric Revenue	5.000%	6/1/12 (Prere.)	2,535	2,566
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project) VRDO	0.140%	3/1/12 LOC	5,400	5,400
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	10,265	13,664
Port of Oakland CA Revenue	5.000%	11/1/20 (14)	4,825	5,322
Port of Oakland CA Revenue	5.000%	11/1/26 (14)	9,800	10,476
Poway CA Unified School District GO	0.000%	8/1/17	2,000	1,795
Poway CA Unified School District GO	0.000%	8/1/18	4,565	3,862
Poway CA Unified School District GO	0.000%	8/1/19	5,425	4,306
Poway CA Unified School District GO	0.000%	8/1/20	3,280	2,494
Poway CA Unified School District GO	5.000%	8/1/26	5,125	6,120
Poway CA Unified School District GO	0.000%	8/1/28	9,070	4,229
Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue (Rancho
Redevelopment Project)	5.000%	9/1/15 (2)	2,835	3,103
Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue (Rancho
Redevelopment Project)	5.000%	9/1/16 (2)	5,100	5,563
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	12,000	12,061
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,137
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,256
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,810
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,992
1 Riverside CA Electric Revenue TOB VRDO	0.130%	3/1/12	2,945	2,945
Riverside CA Electric Revenue VRDO	0.190%	3/7/12 LOC	10,200	10,200
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	4,511
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	1,814
Roseville CA Electric System Revenue	5.000%	2/1/30	6,120	6,750
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,180	4,503
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	10,760
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,000	2,135
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/17	1,250	1,478
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/18	725	866
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/19	900	1,080
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20	1,250	1,525
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21	1,000	1,227
Sacramento CA Financing Authority Lease
Revenue	5.375%	12/1/12 (Prere.)	4,395	4,568
Sacramento CA Financing Authority Lease
Revenue	5.000%	11/1/14 (14)	2,235	2,336
Sacramento CA Financing Authority Lease
Revenue	5.375%	12/1/14 (4)	1,630	1,689

Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/19 (14)	12,860	14,193
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/20 (14)	13,670	14,959
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/21 (14)	7,710	8,347
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/17 (14)	4,000	4,457
Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,085	12,220
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24 (4)	7,550	8,671
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25 (4)	15,275	17,404
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26 (4)	5,000	5,673
Sacramento CA Municipal Utility District
Revenue VRDO	0.130%	3/1/12 LOC	5,000	5,000
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.080%	3/7/12	27,400	27,400
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	2,000	2,204
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,500	2,786
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	2,015
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,387
Sacramento County CA Airport Revenue	5.000%	7/1/30	3,615	3,963
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/21 (14)	1,850	2,132
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/22 (14)	5,495	6,331
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/23 (14)	7,030	8,081
Sacramento County CA Water Financing
Authority Revenue (Agency Zones 40 & 41)	5.000%	6/1/13 (Prere.)	1,235	1,309
San Bernardino County CA Justice Center &
Airport COP	5.000%	7/1/14 (14)	5,585	5,892
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	4,140	4,361
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	4,420	4,780
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	10,259
San Diego CA Community College District GO	5.000%	8/1/29	5,000	5,860
San Diego CA Community College District GO	5.000%	8/1/30	8,670	10,084
San Diego CA Community College District GO	5.000%	8/1/30	9,830	11,433
San Diego CA Community College District GO	5.000%	8/1/31	3,380	3,904
San Diego CA Community College District GO	5.000%	8/1/32	2,000	2,293
1 San Diego CA Community College District GO
TOB VRDO	0.160%	3/7/12	3,290	3,290
San Diego CA Financing Authority Lease
Revenue	5.250%	4/1/12 (2)	3,000	3,010
San Diego CA Financing Authority Lease
Revenue	5.250%	4/1/14 (2)	5,680	5,696
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/24	3,000	3,538
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	2,000	2,376
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/27	6,000	6,934
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/27	5,000	5,951

San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	1,825	2,098
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	4,215	4,931
San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/28	5,000	5,869
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	5,355	6,334
San Diego CA Unified School District GO	0.000%	7/1/14 (14)	3,400	3,325
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	7,940
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	12,172
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	15,956
San Diego CA Unified School District GO	5.500%	7/1/23 (4)	4,210	5,270
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	4,623
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,490	9,463
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	4,393
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	3,904
San Diego CA Unified School District GO	0.000%	7/1/30	9,985	4,161
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	1,042
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,201
San Diego County CA COP VRDO	0.220%	3/7/12 LOC	14,970	14,970
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	9,000	10,348
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	3,000	3,401
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,000	3,350
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/23	4,285	4,893
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/25	4,820	5,421
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.250%	2/1/26	1,140	1,290
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/27	2,420	2,682
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/28	5,780	6,569
San Diego County CA Water Authority Financing
Agency Water Revenue	5.000%	5/1/27	2,000	2,328
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,796
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/15 (14)	6,215	7,082
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/16 (14)	7,880	9,278
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	8,522
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	9,005
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.160%	3/7/12	35,215	35,215
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	9,560	11,484

San Francisco CA City & County (Laguna
Honda Hospital) GO	5.000%	6/15/12 (Prere.)	8,000	8,274
San Francisco CA City & County GO	5.000%	6/15/21	7,450	9,387
San Francisco CA City & County GO	5.000%	6/15/22	2,595	3,257
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,960
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (Prere.)	2,430	2,449
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (Prere.)	3,185	3,210
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (Prere.)	4,015	4,046
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	6,132
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,954
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	5,000	5,873
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24 (14)	10,000	11,259
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25 (14)	2,000	2,252
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/26	22,000	25,391
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27 (14)	13,075	14,699
3 San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,500	8,692
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,940	6,723
San Francisco CA City & County International
Airport Revenue VRDO	0.110%	3/7/12 LOC	14,800	14,800
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/26	2,995	3,504
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	1,000	1,156
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	10,000	11,502
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	2,960	3,404
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	11,000	12,936
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	2,705	3,095
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31 (4)	8,600	8,615
San Francisco CA City & County Water
Revenue	5.000%	11/1/12 (Prere.)	4,865	5,023
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/26 (4)	15,500	7,448
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/27 (4)	15,500	6,852
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/14 (14)	5,500	4,945
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	12,434
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	3,070

San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	17,750	12,756
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/26 (ETM)	9,350	6,451
San Jose CA Airport Revenue	5.375%	3/1/13 (4)	4,945	5,065
San Jose CA Airport Revenue	5.375%	3/1/14 (4)	7,550	7,732
San Jose CA Airport Revenue	5.375%	3/1/15 (4)	7,950	8,131
San Jose CA Airport Revenue	5.000%	3/1/24 (2)	2,035	2,208
San Jose CA Airport Revenue	5.000%	3/1/25 (2)	3,385	3,650
San Jose CA Airport Revenue	5.000%	3/1/26 (2)	3,850	4,130
San Jose CA Financing Authority Lease
Revenue	5.000%	9/1/13 (14)	9,570	9,605
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/13 (14)	5,000	5,167
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/14 (14)	5,000	5,243
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	1,270	1,332
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	1,140	1,168
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	16,360	16,413
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25 (14)	11,505	11,526
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/25	570	581
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/26	800	828
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/29	1,355	1,394
San Mateo CA Union High School District GO	0.000%	9/1/13 (14)	1,715	1,705
San Mateo CA Union High School District GO	0.000%	9/1/14 (14)	1,500	1,473
San Mateo County CA Community College
District GO	5.375%	9/1/15 (14)	1,300	1,333
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	3,417
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	3,974
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	1,787
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	2,384
San Mateo County CA Community College
District GO	5.000%	9/1/26	3,170	3,650
1 San Mateo County CA Community College
District GO TOB VRDO	0.220%	3/7/12	10,280	10,280
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	2,455	2,654
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,213
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue (South Main
Street)	5.000%	9/1/18 (14)	2,685	2,742
Santa Clara CA Electric Revenue	5.250%	7/1/18 (14)	1,720	1,821
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,099

Santa Clara CA Electric Revenue	5.250%	7/1/32	2,500	2,776
Santa Clara CA Unified School District GO	5.000%	7/1/28	3,775	4,373
Santa Clara CA Unified School District GO	5.000%	7/1/29	4,115	4,738
Santa Clara CA Unified School District GO	5.000%	7/1/30	4,405	5,037
Santa Clara CA Unified School District GO	5.000%	7/1/31	4,715	5,350
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/17	11,540	13,883
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/18	7,920	9,608
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/28	10,000	10,983
Santa Clara County CA Financing Authority
Lease Revenue (VMC Facility Replacement
Project) VRDO	0.130%	3/7/12	20,600	20,600
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/32 (2)	4,000	4,322
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue VRDO	0.100%	3/7/12	5,600	5,600
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue VRDO	0.150%	3/7/12	33,300	33,300
Santa Monica CA Community College District
GO	0.000%	8/1/26	11,025	6,105
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	5,047
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	1,636
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	1,451
Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,735
Solano County CA COP	5.000%	11/1/18 (14)	3,810	4,320
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,472
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,638
Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,838
South Orange County CA Public Financing
Authority Special Tax Revenue	5.375%	8/15/12 (4)	5,605	5,628
South Orange County CA Public Financing
Authority Special Tax Revenue (Portola
Hills/Lomas Laguna)	5.250%	8/15/13 (2)	2,290	2,295
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31 (14)	7,255	7,269
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,561
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,745
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	12,274
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.250%	7/1/27	6,950	8,178
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	4,046
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,872
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,854
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/28	5,000	5,739
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/29	5,000	5,705

Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,122
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,250	5,716
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,371
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	10,280	11,031
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	2,500	2,687
Southern California Public Power Authority
Revenue (San Juan Unit 3)	5.500%	1/1/13 (4)	3,500	3,653
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,808
1 Sweetwater CA Unified School District GO TOB
VRDO	0.180%	3/7/12 (13)	3,300	3,300
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	4.750%	6/1/25	5,990	5,823
Tulare County CA COP	5.000%	8/15/15 (14)	6,460	7,158
Turlock CA Irrigation District Revenue	5.000%	1/1/21	3,805	4,487
Turlock CA Irrigation District Revenue	5.000%	1/1/22	5,415	6,273
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	7,691
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	6,997
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,440
University of California Regents Medical Center
Revenue	5.000%	5/15/19 (14)	5,075	5,764
University of California Regents Medical Center
Revenue	5.000%	5/15/20 (14)	5,065	5,753
University of California Regents Medical Center
Revenue	5.000%	5/15/25	19,385	22,129
University of California Regents Medical Center
Revenue	5.000%	5/15/26	10,095	11,524
University of California Regents Medical Center
Revenue VRDO	0.080%	3/1/12	3,100	3,100
University of California Regents Medical Center
Revenue VRDO	0.120%	3/1/12	19,335	19,335
University of California Revenue	5.000%	5/15/17 (4)	20,620	23,526
University of California Revenue	5.000%	5/15/18 (4)	10,000	11,379
University of California Revenue	5.000%	5/15/19 (4)	4,275	4,856
University of California Revenue	5.000%	5/15/20 (4)	30,900	35,096
University of California Revenue	5.000%	5/15/21 (4)	14,915	16,940
University of California Revenue	5.000%	5/15/22	5,420	6,630
University of California Revenue	4.750%	5/15/23 (14)	11,185	11,392
University of California Revenue	5.750%	5/15/25	3,000	3,699
University of California Revenue	4.750%	5/15/26	21,320	22,397
University of California Revenue	5.000%	5/15/26 (14)	10,000	11,090
University of California Revenue	5.000%	5/15/27	10,900	12,792
University of California Revenue	5.000%	5/15/28	11,680	13,619
1 University of California Revenue TOB VRDO	0.130%	3/1/12	19,895	19,895
1 University of California Revenue TOB VRDO	0.130%	3/1/12	15,700	15,700
1 University of California Revenue TOB VRDO	0.260%	3/7/12	7,330	7,330
Ventura County CA Community College District
GO	5.000%	8/1/12 (Prere.)	2,740	2,823
Ventura County CA Community College District
GO	5.000%	8/1/12 (Prere.)	2,030	2,092
Ventura County CA Community College District
GO	5.000%	8/1/16 (14)	360	371

Ventura County CA Community College District
GO	5.000%	8/1/17 (14)	270	278
Ventura County CA Community College District
GO	5.000%	8/1/24	1,210	1,481
Ventura County CA Community College District
GO	5.000%	8/1/25	1,915	2,319
Ventura County CA Community College District
GO	5.000%	8/1/27	2,205	2,632
Ventura County CA Community College District
GO	0.000%	8/1/28	15,000	7,177
Vista CA Unified School District GO	5.375%	8/1/12 (Prere.)	1,695	1,732
Vista CA Unified School District GO	5.375%	8/1/12 (Prere.)	1,455	1,487
Vista CA Unified School District GO	5.375%	8/1/15 (4)	150	153
Vista CA Unified School District GO	5.375%	8/1/16 (4)	190	194
Vista CA Unified School District GO	5.375%	8/1/17 (4)	160	163
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	1,125
West Contra Costa CA Unified School District
GO	6.000%	8/1/26	5,000	6,283
3 William S. Hart CA Union High School District
GO	5.000%	9/1/24	1,425	1,748
3 William S. Hart CA Union High School District
GO	5.000%	9/1/25	1,735	2,103
3 William S. Hart CA Union High School District
GO	5.000%	9/1/26	1,085	1,307
3 William S. Hart CA Union High School District
GO	5.000%	9/1/27	1,500	1,793
				6,050,067
Puerto Rico (0.2%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	6.250%	7/1/12 (ETM)	1,000	1,021
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/13 (ETM)	1,475	1,530
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/21 (3)	5,000	5,629
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/23 (3)	1,585	1,791
Puerto Rico Municipal Finance Agency GO	5.000%	7/1/14 (11)	1,360	1,455
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/16 (11)	1,400	1,562
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/18 (11)	1,000	1,130
				14,118
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/15	2,200	2,357

Total Tax-Exempt Municipal Bonds (Cost $5,646,963)				6,066,542
Total Investments (100.1%) (Cost $5,646,963)				6,066,542
Other Assets and Liabilities-Net (-0.1%)				(5,817)
Net Assets (100%)				6,060,725

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $229,389,000, representing 3.8% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2012.

KEY TO ABBREVIATIONS

California Intermediate-Term Tax-Exempt Fund

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing

California Intermediate-Term Tax-Exempt Fund

services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund's investments were valued based on Level 2 inputs.

C. At February 29, 2012, the cost of investment securities for tax purposes was $5,651,391,000. Net unrealized appreciation of investment securities for tax purposes was $415,151,000, consisting of unrealized gains of $430,846,000 on securities that had risen in value since their purchase and $15,695,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 20, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see file Number 2-11444, Incorporated by Reference.